Net Income (Loss) Per Share - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted-Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	3,071	5,437	6,870		6,251
Unvested Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding			42
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding		12,576	8,144		12,576